Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Confirmed lines of credit granted by international banks	$ 13,191
Unused lines of credit	12,599
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(39,449)	$ (40,661)	$ (42,159)
Current borrowings	(13,306)	(11,096)	(13,920)
Other current financial liabilities	(478)	(245)	(327)
Current financial assets	3,654	3,393	4,548
Assets and liabilities available for sale or exchange	15		140
Cash and cash equivalents	27,907	33,185	24,597	$ 23,269
Net amount before financial expense	(21,657)	(15,424)	(27,121)
Financial expense on non-current financial debt	(3,968)	(4,312)	(4,552)
Interest differential on swaps	(2,677)	(1,797)	(1,771)
Net amount	(28,302)	(21,533)	(33,444)
Financial assets and liabilities related to operating activities
Accounts payable	(26,134)	(26,479)	(23,227)
Other operating liabilities	(13,286)	(10,135)	(9,616)
Accounts receivable, net	17,270	14,893	12,213
Other operating receivables	9,733	9,336	10,218
Total	(12,417)	(12,385)	(10,412)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(13,306)	(11,096)	(13,920)
Other current financial liabilities	(478)	(245)	(327)
Current financial assets	3,654	3,393	4,548
Assets and liabilities available for sale or exchange	15		140
Cash and cash equivalents	27,907	33,185	24,597
Net amount before financial expense	17,792	25,237	15,038
Financial expense on non-current financial debt	(718)	(805)	(799)
Interest differential on swaps	(484)	(193)	(79)
Net amount	16,590	24,239	14,160
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,432)	(5,930)	(4,320)
Net amount before financial expense	(5,432)	(5,930)	(4,320)
Financial expense on non-current financial debt	(682)	(779)	(783)
Interest differential on swaps	(412)	(223)	(56)
Net amount	(6,526)	(6,932)	(5,159)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,966)	(5,117)	(5,702)
Net amount before financial expense	(3,966)	(5,117)	(5,702)
Financial expense on non-current financial debt	(598)	(636)	(682)
Interest differential on swaps	(369)	(257)	(201)
Net amount	(4,933)	(6,010)	(6,585)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,158)	(3,795)	(4,952)
Net amount before financial expense	(5,158)	(3,795)	(4,952)
Financial expense on non-current financial debt	(506)	(545)	(552)
Interest differential on swaps	(309)	(245)	(253)
Net amount	(5,973)	(4,585)	(5,757)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,983)	(4,959)	(3,578)
Net amount before financial expense	(4,983)	(4,959)	(3,578)
Financial expense on non-current financial debt	(427)	(454)	(465)
Interest differential on swaps	(234)	(198)	(272)
Net amount	(5,644)	(5,611)	(4,315)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(19,910)	(20,860)	(23,607)
Net amount before financial expense	(19,910)	(20,860)	(23,607)
Financial expense on non-current financial debt	(1,037)	(1,093)	(1,271)
Interest differential on swaps	(869)	(681)	(910)
Net amount	(21,816)	(22,634)	(25,788)
Financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(3,429)	(1,794)	(2,077)
Other operating receivables	2,731	$ 1,987	$ 2,425
TOTAL S.A.
Financial structure, financial costs and financial instruments
Confirmed lines of credit granted by international banks	11,515
Unused lines of credit	$ 11,515